INVENTORIES	6 Months Ended
Jun. 30, 2017
INVENTORIES [Abstract]
INVENTORIES
11.	INVENTORIES

Inventories consisted of the following:

	2016	2017
	December 31	June 30
	RMB	RMB
Raw materials	943,958,480	1,077,459,660
Work-in-progress	809,571,580	742,038,265
Finished goods	2,719,984,637	3,384,894,319
Total	4,473,514,697	5,204,392,244

Write-down of the carrying amount of inventory to its estimated market value was RMB113,556,304 and RMB192,892,255 for the six months ended June 30, 2016 and June 30, 2017, respectively, and were recorded as cost of revenues in the consolidated statements of operations. Inventory write downs were mainly related to the inventories whose market value is lower than its carrying amount due to lower photoelectric conversion efficiencies.

As of and December 31, 2016 and June 30, 2017, inventories with net book value of RMB61,000,000 and RMB381,251,320 were pledged as collateral for the Group’s borrowings (Note 21).